Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	IAMGOLD CORP
Entity Central Index Key	0001203464
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3